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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: _____

     This Amendment (Check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fountainhead Partners, L.P.
Address: 2201 E. Lamar, Ste. 260
         Arlington, TX 76006

From 13F File Number: 28-10642

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  L. Scott Rand
Title: Chief Investment Officer
Phone: 817-649-2100

Signature, Place, and Date of Signing:


L. Scott Rand                           Arlington, TX             May 14, 2008
-------------------------------------   -----------------------   --------------
[Signature]                             [City]                    [Date]
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Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
Form 13F Information Table Entry Total:           37
Form 13F Information Table Value Total:      114,385
                                          (thousands)

List of Other Included Managers

Provide a number list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                       FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4       COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
          --------            --------------  ---------  --------  ------------------  ----------  --------  ---------------------
                                                          VALUE    SHRS OR  SH/  PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS    SOLE   SHARED  NONE
       --------------         --------------  ---------  --------  -------  ---  ----  ----------  --------  -------  ------  ----
ALTRA HOLDINGS INC            COMMON          02208R106    3,854   286,507  SH         SOLE        N/A       286,507
ALTRIA GROUP INC              COMMON          02209S103    1,110    50,000  SH         SOLE        N/A        50,000
ANHEUSER BUSCH COS INC        COMMON          035229103    2,373    50,000  SH         SOLE        N/A        50,000
APPLIED MATERIALS INC         COMMON          038222105    1,951   100,000  SH         SOLE        N/A       100,000
BRONCO DRILLING CO INC        COMMON          112211107    3,625   225,000  SH         SOLE        N/A       225,000
BUILD A BEAR                  COMMON          120076104    4,636   510,000  SH         SOLE        N/A       510,000
CHILDREN'S PLACE              COMMON          168905107    6,263   255,000  SH         SOLE        N/A       255,000
CLEAR CHANNEL COMM            COMMON          184502102      438    15,000  SH         SOLE        N/A        15,000
COMPLETE PRODUCTION SERVICES  COMMON          20453E109    1,721    75,000  SH         SOLE        N/A        75,000
CULP INC                      COMMON          230215105    2,940   391,000  SH         SOLE        N/A       391,000
CYPRESS SEMICONDUCTOR         COMMON          232806109   17,708   750,000  SH         SOLE        N/A       750,000
DHI 1/17/09 $15 CALL          OPT (call)      23331A109      780     2,000       CALL  SOLE        N/A         2,000
ENCORE WIRE CORP              COMMON          292562105    1,821   100,000  SH         SOLE        N/A       100,000
FAMILY DOLLAR                 COMMON          307000109    1,365    70,000  SH         SOLE        N/A        70,000
HEICO CORP                    COMMON CL A     422806208      785    20,000  SH         SOLE        N/A        20,000
INTEL CORP                    COMMON          458140100    2,753   130,000  SH         SOLE        N/A       130,000
INTC 7/19/08 $25 CALL         OPT (call)      458140100       69     1,500       CALL  SOLE        N/A         1,500
INTUIT                        COMMON          461202103    2,161    80,000  SH         SOLE        N/A        80,000
LENNAR CORP                   COMMON CL B     526057302      987    57,200  SH         SOLE        N/A        57,200
LIBERTY MEDIA HOLDING CORP    INT COM SER A   53071M104    2,825   175,000  SH         SOLE        N/A       175,000
LIMITED BRANDS INC            COMMON          532716107    2,309   135,000  SH         SOLE        N/A       135,000
LINCARE                       COMMON          532791100    4,217   150,000  SH         SOLE        N/A       150,000
MBIA INC                      COMMON          55262C100      489    40,000  SH         SOLE        N/A        40,000
MILLER HERMAN INC             COMMON          600544100    4,054   165,000  SH         SOLE        N/A       165,000
NABORS INDS LTD               SHS             G6359F103    4,390   130,000  SH         SOLE        N/A       130,000
PETROLEO BRASILEIRO           SP ADR NON VTG  71654V101    8,469   100,000  SH         SOLE        N/A       100,000
QLOGIC CORP                   COMMON          747277101    4,298   280,000  SH         SOLE        N/A       280,000
ROBERT HALF INTL INC          COMMON          770323103    2,317    90,000  SH         SOLE        N/A        90,000
SOUTHWEST AIRLS CO            COMMON          844741108    1,860   150,000  SH         SOLE        N/A       150,000
STAPLES INC                   COMMON          855030102    1,548    70,000  SH         SOLE        N/A        70,000
SYMANTEC CORP                 COMMON          871503108      665    40,000  SH         SOLE        N/A        40,000
TEXAS INSTRS INC              COMMON          882508104    2,332    82,500  SH         SOLE        N/A        82,500
TXN 4/19/08 $32.50 CALL       OPT (call)      882508104        1       400       CALL  SOLE        N/A           400
TRUEBLUE INC                  COMMON          89785X101    4,137   307,800  SH         SOLE        N/A       307,800
U S G CORP                    COMMON          903293405    2,762    75,000  SH         SOLE        N/A        75,000
UNIT CORP                     COMMON          909218109    4,532    80,000  SH         SOLE        N/A        80,000
VERIGY LTD                    SHS             Y93691106    5,840   310,000  SH         SOLE        N/A       310,000